Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares shares issued (in Shares)	21,100,000	19,500,000
Ordinary shares shares outstanding (in Shares)	21,100,000	19,500,000